Registration Nos. 333-149912
Investment Company Act File No. 811-09903

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No. ____ ☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

BNY MELLON FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

(212) 922-6000
(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-149912), filed with the Securities and Exchange Commission (the “SEC”) on March 26, 2008, the definitive versions of which were filed with the SEC on May 5, 2008 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinions as Exhibit Nos. 12(a)-(g) to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 333-34844) (the “Registration Statement”), filed October 10, 2008.

Item 16	Exhibits.

(1)(a)

Amended and Restated Agreement and Declaration of Trust, dated June 5, 2000, is incorporated by reference to Exhibit (a) of Pre-effective Amendment No. 1 to Registrant’s Registration Statement, filed July 7, 2000, as further amended by a Certificate of Amendment to the Amended and Restated Declaration of Trust, dated December 17, 2002 and incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 10 to the Registration Statement, filed December 23, 2004.

(1)(b)	Articles of Amendment, dated March 11, 2008, are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 20 to the Registration Statement, filed March 27, 2008.

(2)	Registrant’s By-Laws, dated June 5, 2000, as amended and restated January 2006, are incorporated by reference to Exhibit 77Q1 of Registrant’s Form N-SAR, filed April 26, 2006.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization(1)

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)

Amended Investment Advisory Agreement, dated June 14, 2000, amended as of March 11, 2008, is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 22 to the Registration Statement, filed October 10, 2008.

(7)

Amended Distribution Agreement, dated June 14, 2000, amended as of March 11, 2008, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registration Statement, filed October 10, 2008.

(8)	Not Applicable.

(9)	Form of Mutual Fund Custody and Services Agreement is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 3 to the Registration Statement, filed December 20, 2001.

(10)(a)

Distribution Plan, dated as of March 5, 2002, effective as of May 15, 2002, revised December 16, 2002, is incorporated by reference to Exhibit (m) of Post- Effective Amendment No. 7 to the Registration Statement, filed December 12, 2002.

(10)(b)

Revised Shareholder Services Plan, dated May 9, 2001, revised March 11, 2008, is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement, filed October 10, 2008.

(10)(c)

Amended and Restated Rule 18f-3 Plan, adopted March 5, 2002, amended as of September 9, 2008, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 22 to the Registration Statement, filed October 10, 2008.

(11)	Opinion and consent of counsel(1)

(12)(a)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of BNY Mellon Bond Fund*

(12)(b)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of BNY Mellon National Intermediate Municipal Bond Fund*

(12)(c)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of BNY Mellon Small Cap Stock Fund, with respect to BNY Hamilton Small Cap Growth Fund*

(12)(d)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of BNY Mellon Small Cap Stock Fund, with respect to BNY Hamilton Small Cap Core Equity Fund*

(12)(e)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of BNY Mellon Intermediate U.S. Government Fund*

(12)(f)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of BNY Mellon New York Intermediate Tax-Exempt Bond Fund*

(12)(g)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of BNY Mellon International Appreciation Fund*

(13)	Not applicable.

(14)	Consent of Independent Registered Public Accounting Firm(1)

(15)	Not applicable.

(16)	Power of Attorney(1)

(17)(a)	Form of Proxy(1)

(17)(b)

The Prospectus and Statement of Additional Information of the Registrant are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, filed December 21, 2007 (File No. 333-34844), and Post-Effective Amendment No. 20 to the Registration Statement, filed March 27, 2008 (File No. 333-34844).

*	Filed herewith.

(1)	Incorporated by reference from Registrant’s Registration Statement on Form N-14 (File No. 333-149912), filed with the SEC on March 26, 2008.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 31st day of October, 2008.

BNY MELLON FUNDS TRUST
By: /s/ Christopher E. Sheldon* Christopher E. Sheldon, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Christopher E. Sheldon* Christopher E. Sheldon	President (Principal Executive Officer)	October 31, 2008
/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	October 31, 2008
/s/ Patrick J. O’Connor* Patrick J. O’Connor	Chairman of the Board	October 31, 2008
/s/ John L. Diederich* John L. Diederich	Trustee	October 31, 2008
/s/ Maureen Young* Maureen Young	Trustee	October 31, 2008
/s/ Ronald R. Davenport* Ronald R. Davenport	Trustee	October 31, 2008
/s/ Kevin C. Phelan* Kevin C. Phelan	Trustee	October 31, 2008
/s/ Patrick J. Purcell* Patrick J. Purcell	Trustee	October 31, 2008
/s/ Thomas F. Ryan, Jr.* Thomas F. Ryan, Jr.	Trustee	October 31, 2008

*By: /s/ Jeff Prusnofsky Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)(a)	Opinion and consent of counsel regarding tax matters for BNY Mellon Funds Trust, on behalf of BNY Mellon Bond Fund
(12)(b)	Opinion and consent of counsel regarding tax matters for BNY Mellon Funds Trust, on behalf of BNY Mellon National Intermediate Municipal Bond Fund
(12)(c)	Opinion and consent of counsel regarding tax matters for BNY Mellon Funds Trust, on behalf of BNY Mellon Small Cap Stock Fund, with respect to BNY Hamilton Small Cap Growth Fund
(12)(d)	Opinion and consent of counsel regarding tax matters for BNY Mellon Funds Trust, on behalf of BNY Mellon Small Cap Stock Fund, with respect to BNY Hamilton Small Cap Core Equity Fund
(12)(e)	Opinion and consent of counsel regarding tax matters for BNY Mellon Funds Trust, on behalf of BNY Mellon Intermediate U.S. Government Fund
(12)(f)	Opinion and consent of counsel regarding tax matters for BNY Mellon Funds Trust, on behalf of BNY Mellon New York Intermediate Tax-Exempt Bond Fund
(12)(g)	Opinion and consent of counsel regarding tax matters for BNY Mellon Funds Trust, on behalf of BNY Mellon International Appreciation Fund